Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

26. Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2023	2022
ASSETS
Current assets
Cash and cash equivalents	$10,037	$104,926
Short-term investments	97,936	—
Prepaid expenses and other receivables	340	490
Amount due from subsidiaries	22,653	31,019
Dividends receivable	3,195	3,195
Total current assets	134,161	139,630
Investment in subsidiaries	8,614,568	8,813,550
Total assets	$8,748,729	$8,953,180
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$3,533	$4,617
Amount due to subsidiaries	6,689	4,035
Dividend payable	29,089	23,107
Total current liabilities	39,311	31,759
Total liabilities	$39,311	$31,759
EQUITY
Preferred stock	15	15
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: 14,630,813 (2022 – 14,630,813)
Common stock	100	100
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 99,638,043 (2022 – 99,502,243)
Additional paid-in capital	541,258	540,582
Accumulated other comprehensive income (loss)	(490,055)	(383,276)
Retained earnings	8,658,100	8,764,000
Total shareholders’ equity	8,709,418	8,921,421
Total liabilities and equity	$8,748,729	$8,953,180

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2023	2022	2021
Selling, general and administrative expenses	11,418	9,362	15,148
Total operating expenses	11,418	9,362	15,148
Loss from operations	(11,418)	(9,362)	(15,148)
Other income (expenses)	1,981	(40)	94
Interest income	837	768	248
Equity earnings (losses) of subsidiaries, net of tax	(91,318)	122,500	8,482,286
Net income (loss)	(99,918)	113,866	8,467,480
Preferred stock dividends	(5,982)	(5,982)	(5,982)
Net income (loss) attributable to common shareholders	(105,900)	107,884	8,461,498
Net income (loss)	(99,918)	113,866	8,467,480
Foreign currency translation adjustments	(106,779)	(513,898)	110,697
Total comprehensive income (loss)	$(206,697)	$(400,032)	$8,578,177

Statements of Cash Flows

	For the year ended December 31
	2023	2022	2021
Operating activities
Net income	$(99,918)	$113,866	$8,467,480
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	—	—	7,735
- Equity in earnings of subsidiaries	91,318	(122,500)	(8,482,286)
Changes in:
- Amount due from subsidiaries	8,366	(40)	62,686
- Prepaid expenses and other receivables	150	1,176	795
- Amount due to subsidiaries	3,539	(2,573)	507
- Accrued expenses and other payables	(1,084)	(11,162)	11,544
Net cash (used in) provided by operating activities	2,371	(21,233)	68,461
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	676	—	1,032
Net cash provided by financing activities	676	—	1,032
Investing activities
- Purchase of short-term investments	(97,936)	—	—
Net cash provided by investing activities	(97,936)	—	—
(Decrease) increase in cash and cash equivalents	(94,889)	(21,233)	69,493
Cash and cash equivalents, beginning of year	104,926	126,159	56,666
Cash and cash equivalents, end of year	$10,037	$104,926	$126,159

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 21). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 18 and 24).